CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 2,809,861	$ 202,965
Accounts receivable	26,302	21,786
Inventories	0	0
TOTAL CURRENT ASSETS	2,836,164	224,751
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	(10,944)	(9,730)
Furniture and fixtures, net	14,293	15,507
OTHER ASSETS
Co-development options	4,804,167	0
Right-of-use asset, net of accumulated amortization	28,352	58,225
Other assets	0	2,000
Total other assets	4,832,519	60,225
TOTAL ASSETS	7,682,976	300,484
CURRENT LIABILITIES
Accounts payable	1,281,314	1,623,840
Accrued expenses	153,811	732,146
Notes payable, current portion	3,999,595	1,277,500
Notes payable, related parties, current portion	0	604,000
Right of use liability, current portion	10,758	41,618
Deferred revenue	0	1,000,000
TOTAL CURRENT LIABILITIES	5,445,478	5,279,104
LONG TERM LIABILITIES
Note payable	1,650,000	150,000
Right of use liability, non-current portion	14,723	14,723
TOTAL LONG TERM LIABILITIES	1,664,723	164,723
TOTAL LIABILITIES	7,110,201	5,443,827
STOCKHOLDERS' EQUITY (DEFICIT)
Series B Preferred Stock, $0.0001 par value, 10,000,000 shares authorized, 8,000 and -0- shares issued and outstanding, respectively	1	0
Common stock, $0.0001 par value, 750,000,000 shares authorized, 34,750,733 and 25,178,840 shares issued and outstanding, respectively	3,317	2,519
Additional paid-in capital	23,902,974	8,954,985
Common stock subscribed	1,377,000	0
Accumulated deficit	(24,710,518)	(14,100,846)
TOTAL STOCKHOLDERS' EQUITY	572,774	(5,143,342)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,682,976	$ 300,484